Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total	$ 10,338,489	$ 10,510,771
Less: accumulated amortization	(723,516)	(632,177)
Intangible assets, net	9,614,973	9,878,594
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	10,321,196	10,495,188
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total	9,639	9,802
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,654	$ 5,781